Shareholder Report, Holdings (Details) - C000007598 [Member]	Sep. 30, 2025
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%

[1]	Amount represents less than .1%.